RELATED PARTY BALANCES AND TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2018
RELATED PARTY BALANCES AND TRANSACTIONS
Table sets forth the major related parties and their relationships with the Group

Name of related parties	Relationship with the Group
Xin Gao Group

Ordinary shareholder and Preferred Shareholder of the Company, controlled by Mr. Kun Dai, Founder and CEO of the Group before June 27, 2018 and Class B ordinary shareholder of the Company after June 27, 2018

Gao Li Group	Preferred Shareholder of the Company, controlled by Mr. Kun Dai, Founder and CEO of the Group before June 27, 2018 and Class A ordinary shareholder of the Company after June 27, 2018
Baidu (Hong Kong) Limited (“Baidu”)	Preferred Shareholder of the Company before June 27, 2018 and Class A ordinary shareholder of the Company after June 27, 2018
Baogu	An associate of the Group before August 31, 2017
Shanghai Xiao Qing Information Technology Co., Ltd. (“Xiao Qing”)	An associate of the Group
Chefang	An associate of the Group before May 31, 2017
Mr. Kun Dai	Founder and CEO of the Group

Schedules of related party balances and transactions, amounts due from related parties, and transactions with related parties

	As of
	December 31,	December 31,
	2017	2018
	RMB	RMB
Loan receivables
Gao Li Group	379,073	—
Xin Gao Group	134,011	—
Mr. Kun Dai	94,630	—
Prepaid expenses
Baidu	577	—
	608,291	—

	Year ended	Year ended	Year ended
	December 31,	December 31,	December 31,
	2016	2017	2018
	RMB	RMB	RMB
Service provided by the related parties
Xiao Qing	3,497	1,503	—
Baogu	7,312	10,747	—
Baidu	16,355	780	1,391
	27,164	13,030	1,391